4. STOCKHOLDERS' EQUITY (Details Narrative) - $ / shares	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Stockholders Equity Details Narrative
Par value	$ 0.001	$ 0.001	$ 0.001
Authorized preferred stock	3	3	3
Preferred stock par value	$ .001	$ 0.001	$ 0.001
Shares Available under the plan		6,314,824	6,724,027
Share of common stock issued	113,250	96,889	70,479